Schedule of intangible assets net (Details)	Jun. 30, 2024
Distribution Rights [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, net estimate useful life	2 years
Distribution Rights [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, net estimate useful life	3 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, net estimate useful life	5 years